Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$14,146	$152,551	$0	0	$166,697
Municipal	0	694,285	32,286	0	726,571
Corporate - public	0	2,385,162	10,139	0	2,395,301
Corporate - private placed	0	1,026,297	211,858	0	1,238,155
Foreign government	0	216,751	0	0	216,751
RMBS	0	57,709	0	0	57,709
CMBS	0	87,210	0	0	87,210
ABS - CDO	0	0	9,650	0	9,650
ABS - consumer and other	0	67,266	15,704	0	82,970
Redeemable preferred stock	0	10,189	0	0	10,189

Total fixed income securities	14,146	4,697,420	279,637	0	4,991,203
Equity securities	198,433	454	6,935	0	205,822
Short-term investments	22,749	85,530	0	0	108,279
Other investments: Free-standing derivatives	0	662	329	$(8)	983
Separate account assets	317,316	0	0	0	317,316
Other assets	0	0	82,774	0	82,774

Total recurring basis assets	552,644	4,784,066	369,675	(8)	5,706,377
Non-recurring basis (1)	0	0	477	0	477

Total assets at fair value	$552,644	$4,784,066	$370,152	$(8)	$5,706,854

% of total assets at fair value	9.7%	83.8%	6.5%	0%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$0	$0	$(7,900)	0	$(7,900)
Other liabilities: Free-standing derivatives	0	(148)	0	$8	(140)

Total liabilities at fair value	$0	$(148)	$(7,900)	$8	$(8,040)

% of total liabilities at fair value	0%	1.8%	98.3%	(0.1)%	100.0%

(1)	Includes $477 thousand of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2014.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2014
Assets
Fixed income securities:
U.S. government and agencies	$3,642	$276,325	$—	$279,967
Municipal	—	740,535	42,422	782,957
Corporate - public	—	2,456,330	16,035	2,472,365
Corporate - private placed	—	1,004,099	236,530	1,240,629
Foreign government	—	396,676	—	396,676
RMBS	—	98,325	—	98,325
CMBS	—	134,892	—	134,892
ABS - CDO	—	—	9,525	9,525
ABS - consumer and other	—	49,255	15,820	65,075
Redeemable preferred stock	—	10,636	—	10,636

Total fixed income securities	3,642	5,167,073	320,332	5,491,047
Equity securities	200,575	547	5,000	206,122
Short-term investments	2,003	136,369	—	138,372
Other investments: Free-standing derivatives	—	46	554	600
Separate account assets	383,263	—	—	383,263
Other assets	—	—	84,561	84,561

Total assets at fair value	$589,483	$5,304,035	$410,447	$6,303,965

% of total assets at fair value	9.4%	84.1%	6.5%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(7,391)	$(7,391)

Total liabilities at fair value	$—	$—	$(7,391)	$(7,391)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2015

Other assets – Structured settlement annuity reinsurance agreement	$82,774	Stochastic cash flow model	Ultimate reinvestment spreads	130.7 - 256.0 basis points	162.3 basis points

December 31, 2014

Other assets – Structured settlement annuity reinsurance agreement	$84,561	Stochastic cash flow model	Ultimate reinvestment spreads	130.9 - 198.4 basis points	155.6 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$42,422	$336	$(1,309)	$0	$0
Corporate - public	16,035	0	(654)	0	(4,642)
Corporate - privately placed	236,530	7,611	(5,368)	0	(14,772)
ABS - CDO	9,525	0	125	0	0
ABS - consumer and other	15,820	0	(116)	0	0

Total fixed income securities	320,332	7,947	(7,322)	0	(19,414)
Equity securities	5,000	14	(565)	190	0
Free-standing derivatives, net	554	(178)	0	0	0
Other assets	84,561	(1,787)	0	0	0

Total recurring Level 3 assets	$410,447	$5,996	$(7,887)	$190	$(19,414)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,391)	$(509)	$0	$0	$0

Total recurring Level 3 liabilities	$(7,391)	$(509)	$0	$0	$0

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$0	$(7,256)	$0	$(1,907)	$32,286
Corporate - public	0	0	0	(600)	10,139
Corporate - privately placed	0	0	0	(12,143)	211,858
ABS - CDO	0	0	0	0	9,650
ABS - consumer and other	0	0	0	0	15,704

Total fixed income securities	0	(7,256)	0	(14,650)	279,637
Equity securities	2,569	(273)	0	0	6,935
Free-standing derivatives, net	62	0	0	(109)	329
Other assets	0	0	0	0	82,774

Total recurring Level 3 assets	$2,631	$(7,529)	$0	$(14,759)	$369,675

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$0	$0	$0	$0	$(7,900)

Total recurring Level 3 liabilities	$0	$0	$0	$0	$(7,900)

(1)	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$51,315	$(360)	$2,874	$—	$(4,940)
Corporate	259,428	7,257	(741)	40,734	(34,409)
ABS	24,799	—	546	—	—

Total fixed income securities	335,542	6,897	2,679	40,734	(39,349)
Equity securities	—	—	—	—	—
Free-standing derivatives, net	1,076	(533)	—	—	—
Other assets	27,826	56,735	—	—	—

Total recurring Level 3 assets	$364,444	$63,099	$2,679	$40,734	$(39,349)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(9,197)	$1,806	$—	$—	$—

Total recurring Level 3 liabilities	$(9,197)	$1,806	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$(4,559)	$—	$(1,908)	$42,422
Corporate	1,500	(7,396)	—	(13,808)	252,565
ABS	—	—	—	—	25,345

Total fixed income securities	1,500	(11,955)	—	(15,716)	320,332
Equity securities	5,000	—	—	—	5,000
Free-standing derivatives, net	73	—	—	(62)	554
Other assets	—	—	—	—	84,561

Total recurring Level 3 assets	$6,573	$(11,955)	$—	$(15,778)	$410,447

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,391)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,391)

(1)	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$67,672	$(1,960)	$2,614	$—	$—
Corporate	260,351	8,509	(8,214)	9,663	(4,160)
ABS	26,970	—	(951)	—	—

Total fixed income securities	354,993	6,549	(6,551)	9,663	(4,160)
Free-standing derivatives, net	306	431	—	—	—
Other assets	34,655	(6,829)	—	—	—

Total recurring Level 3 assets	$389,954	$151	$(6,551)	$9,663	$(4,160)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(17,877)	$8,680	$—	$—	$—

Total recurring Level 3 liabilities	$(17,877)	$8,680	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed income securities:
Municipal	$—	$(15,067)	$—	$(1,944)	$51,315
Corporate	6,910	(10,615)	—	(3,016)	259,428
ABS	—	—	—	(1,220)	24,799

Total fixed income securities	6,910	(25,682)	—	(6,180)	335,542
Free-standing derivatives, net	339	—	—	—	1,076
Other assets	—	—	—	—	27,826

Total recurring Level 3 assets	$7,249	$(25,682)	$—	$(6,180)	$364,444

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(9,197)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(9,197)

(1)	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2015	2014	2013
Assets
Fixed income securities:
Municipal	$71	$(395)	$(1,458)
Corporate	7,611	7,099	6,633

Total fixed income securities	7,682	6,704	5,175
Free-standing derivatives, net	(178)	(533)	431
Other assets	(1,787)	56,735	(6,829)

Total recurring Level 3 assets	$5,717	$62,906	$(1,223)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(509)	$1,806	$8,680

Total recurring Level 3 liabilities	$(509)	$1,806	$8,680

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in thousands)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$614,814	$634,950	$493,792	$526,433
Cost method limited partnerships	64,490	72,142	52,543	59,330

Financial liabilities

($ in thousands)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$2,271,861	$2,355,015	$2,491,461	$2,615,231
Liability for collateral	99,668	99,668	101,095	101,095